Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 2,200	$ 10,300
Cash held in reserve	24,400
Additional provision	$ 3,342	$ 18,502